WARRANT (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($) yr $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 27, 2019 $ / shares shares	Jun. 30, 2018 $ / shares	Mar. 16, 2018 shares	Mar. 15, 2018 shares	Dec. 31, 2017 USD ($) $ / shares
Warrant [Abstract]
Warrant term	10 years
Exercise price of warrants (in dollars per share) | $ / shares					$ 15.00
Percentage of price per warrant share implied by the M&A event	85.00%
Number of common shares subject to warrant before stock split (in shares)							1,611,944
Number of common shares subject to warrant after stock split effect (in shares)						1,443,740
Fair value of warrant (in dollars per share) | $ / shares	$ 3.85	$ 1.04						$ 6.935
Weighted-average expected life (in years) | yr	10
Average volatility	47.70%
Expected average dividend yield	0.00%
Average risk-free rate for options granted	1.20%
Warrants cancelled or expired (in shares)	0	0
Warrants vested (in shares)	288,748
Additionally issued warrant liability | $	$ 800
Fair value of warrant liability | $	3,900	$ 800						$ 4,000
Warrant asset | $	2,611	3,316						$ 4,300
Revenue reduction due to amortization of warrant asset | $	$ 700	$ 600
Top of Range [Member]
Warrant [Abstract]
Exercise price of warrants (in dollars per share) | $ / shares			$ 15.00
Series B and C Convertible Stock [Member]
Warrant [Abstract]
Warrant vesting period	7 years 6 months
Required cumulative amount of warrant proceeds to become fully vested | $	$ 600,000
Amazon [Member]
Warrant [Abstract]
Number of warrants issued to purchase shares (in shares)				1,443,740
Percentage of equity issued as warrant				10.00%
Exercise price of warrants (in dollars per share) | $ / shares				$ 11.20
Amazon [Member] | Series B Preference Shares [Member]
Warrant [Abstract]
Number of warrants issued to purchase shares (in shares)				1,429,303
Amazon [Member] | Series C Preference Shares [Member]
Warrant [Abstract]
Number of warrants issued to purchase shares (in shares)				14,437.4049